Affiliate Transactions (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Summary of Balances Payable To or Due From Affiliates
The following table is a summary of charges from each affiliate included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Support Group
Other operations and maintenance	$73,090	$56,669	$50,572
Taxes other than income taxes	$(73)	$6	$(13)
Other expense	$64	$290	$255
Cleco Holdings
Other expense	$—	$1,007	$361
The following table is a summary of revenue received from affiliates included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Other operations revenue
Cleco Cajun	$7,471	$—	$—
Affiliate revenue
Support Group	3,088	874	851
Cleco Cajun	37	—	—
Other income
Cleco Holdings	149	1,092	494
Total	$10,745	$1,966	$1,345
Cleco Power had the following affiliate receivable and payable balances associated with the service agreements:

	AT DEC. 31,
	2019		2018
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$10,351	$194	$699	$88
Support Group	3,172	13,890	2,619	7,755
Cleco Cajun	958	39	—	—
Total	$14,481	$14,123	$3,318	$7,843
The following table shows the expense of the pension plan related to Cleco Power’s affiliates for the years ended 2019 and 2018:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Support Group	$1,316	$1,963
Cleco Cajun	$239	$—

Cleco Power
Related Party Transaction [Line Items]
Summary of Balances Payable To or Due From Affiliates
The following table is a summary of those balances:

	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$10,420	$170	$10,351	$194
Support Group	1,082	10,197	3,172	13,890
Cleco Cajun	535	119	958	39
Total	$12,037	$10,486	$14,481	$14,123